Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

20. INCOME TAXES

The income tax expense (benefit) consists of the following:

SUMMARY OF INCOME TAX EXPENSE (BENEFIT)

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Current	$10	$(11,020)	$(2,855)
Deferred	—	20,342	(13,520)

Income tax provision (benefit)	$10	$9,322	$(16,375)

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX (LIABILITY) ASSET, NET

	September 30,	September 30,
December 31,	2011	2010
Deferred tax asset:
Allowance for loan losses	$17,319	$33,988
Goodwill amortization	3,263	5,437
Unrealized loss on investment securities	—	4,245
Impairments realized on investment securities	490	687
Fixed assets	1,588	169
Net operating loss carry forwards	66,334	20,322
Alternative minimum tax credits	1,975	1,975
Other	3,804	3,736

Total deferred tax asset before valuation allowance	94,773	70,559

Less: valuation allowance	(91,416)	(61,892)
Deferred tax liability:
Core deposit intangible amortization	1,203	1,987
Unrealized gain on investment securities	432	—
Deferred loan costs	1,817	2,075
Other	337	360
Total deferred tax liability	3,789	4,422

Net deferred tax (liability) asset	$(432)	$4,245

The Company has $152.2 million of federal net operating loss carryforwards at December 31, 2011 of which $38.8 will expire in 2030 and $113.5 will expire in 2031. The Company also has $223.8 million of state net operating loss carryforwards at December 31, 2011 of which $2.9 million expire in 2015, $37.1 million expire in 2029, $74.7 million expire in 2030 and $109.0 million expire in 2031.

During the year ended December 31, 2010, the Company established a valuation allowance of $61.9 million against the net deferred tax asset after concluding that it was more likely than not that the full deferred tax asset would not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. The valuation allowance was recorded at December 31, 2011 and 2010 because of these considerations as well as the fact that the Company is a three-year cumulative loss company. At December 31, 2011, the valuation allowance was $91.4 million. The net deferred tax liability of $432 thousand relates to unrealized gains on investment securities.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
Years Ended December 31,	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(67,495)		$(176,096)		$(33,506)
Tax computed at statutory rate	(23,624)	35.0%	(61,634)	35.0%	(11,727)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,949)	5.9	(8,514)	4.8	(2,671)	8.0
Tax exempt interest (net)	(900)	1.3	(1,233)	0.7	(1,371)	4.1
BOLI	(1,037)	1.5	(726)	0.4	(787)	2.4
Nondeductible goodwill	—	—	18,980	(10.8)	—	—
Valuation allowance	29,524	(43.7)	61,892	(35.1)
Other, net	(4)	0.0	557	(0.3)	181	(0.6)

Total income tax expense (benefit)	$10	0.0%	$9,322	(5.3)%	$(16,375)	48.9%

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2011 or 2010.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2011, the tax years ended December 31, 2008 through 2010 were subject to examination by the Internal Revenue Service (the “IRS”), while the tax years ended December 31, 2007 through 2010 were subject to state examination. The IRS completed its examination of the Company’s 2005 and 2006 tax returns during 2008 which did not result in any material change to the Company’s tax position. As of December 31, 2011, an IRS audit of tax years 2008 through 2010 was in process. In February 2012, the State of New Jersey initiated an audit of tax years 2007 through 2010.